Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

August 31, 2020

SO-QTLY-1020
1.805748.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.8%
Liberty Global PLC Class C (a)	228,800	$5,265
Media - 2.0%
Interpublic Group of Companies, Inc.	355,400	6,312
Nexstar Broadcasting Group, Inc. Class A	81,200	7,796
		14,108

TOTAL COMMUNICATION SERVICES		19,373

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.2%
BorgWarner, Inc.	198,800	8,069
Distributors - 1.2%
LKQ Corp. (a)	255,500	8,110
Diversified Consumer Services - 1.1%
Laureate Education, Inc. Class A (a)	635,100	7,951
Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment, Inc. (a)	222,100	10,172
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	90,700	8,374
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	143,000	7,834
Leisure Products - 1.0%
Mattel, Inc. (a)	649,900	6,983
Specialty Retail - 1.9%
Lowe's Companies, Inc.	50,000	8,235
Sally Beauty Holdings, Inc. (a)	448,300	5,003
		13,238
Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	533,407	7,857

TOTAL CONSUMER DISCRETIONARY		78,588

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.1%
U.S. Foods Holding Corp. (a)	333,000	8,109
Food Products - 3.0%
Darling Ingredients, Inc. (a)	271,722	8,687
Nomad Foods Ltd. (a)	283,300	6,986
Post Holdings, Inc. (a)	62,500	5,501
		21,174
Household Products - 1.8%
Energizer Holdings, Inc. (b)	115,200	5,333
Spectrum Brands Holdings, Inc.	119,800	7,140
		12,473
Tobacco - 1.1%
Altria Group, Inc.	170,800	7,471

TOTAL CONSUMER STAPLES		49,227

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy, Inc. (a)	201,300	10,478
Hess Corp.	161,000	7,412
The Williams Companies, Inc.	232,200	4,820
Valero Energy Corp.	124,200	6,532
		29,242
FINANCIALS - 14.0%
Banks - 1.8%
First Citizens Bancshares, Inc.	13,500	5,308
First Citizens Bancshares, Inc. Class B	500	153
M&T Bank Corp.	69,000	7,125
		12,586
Capital Markets - 3.7%
Ameriprise Financial, Inc.	77,600	12,168
Lazard Ltd. Class A	214,100	6,781
LPL Financial	85,000	6,984
		25,933
Consumer Finance - 4.6%
Capital One Financial Corp.	143,300	9,892
Discover Financial Services	141,200	7,495
OneMain Holdings, Inc.	253,800	7,381
SLM Corp.	1,022,584	7,813
		32,581
Insurance - 3.9%
Allstate Corp.	70,200	6,529
American International Group, Inc.	172,100	5,015
Assurant, Inc.	54,600	6,637
The Travelers Companies, Inc.	82,700	9,597
		27,778

TOTAL FINANCIALS		98,878

HEALTH CARE - 7.9%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	92,600	10,577
Health Care Equipment & Supplies - 0.7%
Envista Holdings Corp. (a)	207,800	4,985
Health Care Providers & Services - 4.7%
Centene Corp. (a)	233,500	14,318
Cigna Corp.	107,100	18,995
		33,313
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	49,700	6,679

TOTAL HEALTH CARE		55,554

INDUSTRIALS - 19.4%
Aerospace & Defense - 1.0%
General Dynamics Corp.	45,700	6,825
Air Freight & Logistics - 0.7%
FedEx Corp.	21,000	4,617
Commercial Services & Supplies - 1.0%
The Brink's Co.	153,100	7,404
Construction & Engineering - 2.5%
AECOM (a)	205,600	8,123
Willscot Mobile Mini Holdings (a)	515,600	9,229
		17,352
Electrical Equipment - 2.6%
Regal Beloit Corp.	91,800	9,075
Sensata Technologies, Inc. PLC (a)	220,200	9,169
		18,244
Machinery - 2.6%
Allison Transmission Holdings, Inc.	242,400	8,695
Stanley Black & Decker, Inc.	61,800	9,968
		18,663
Professional Services - 3.3%
ASGN, Inc. (a)	95,300	6,840
Manpower, Inc.	114,700	8,409
Nielsen Holdings PLC	536,400	8,196
		23,445
Road & Rail - 2.2%
Ryder System, Inc.	176,100	7,202
TFI International, Inc. (Canada)	182,300	8,059
		15,261
Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	255,900	8,672
HD Supply Holdings, Inc. (a)	204,900	8,126
Univar, Inc. (a)	452,500	8,231
		25,029

TOTAL INDUSTRIALS		136,840

INFORMATION TECHNOLOGY - 6.4%
Electronic Equipment & Components - 0.9%
Flextronics International Ltd. (a)	606,600	6,588
IT Services - 2.5%
Capgemini SA	56,100	7,766
DXC Technology Co.	317,300	6,340
Unisys Corp. (a)	283,532	3,306
		17,412
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV	41,500	5,219
ON Semiconductor Corp. (a)	338,800	7,240
		12,459
Software - 1.2%
SS&C Technologies Holdings, Inc.	137,600	8,768

TOTAL INFORMATION TECHNOLOGY		45,227

MATERIALS - 8.8%
Chemicals - 4.9%
Axalta Coating Systems Ltd. (a)	303,800	7,246
DuPont de Nemours, Inc.	145,937	8,137
Olin Corp.	470,383	5,292
Tronox Holdings PLC	760,100	6,810
W.R. Grace & Co.	170,800	6,953
		34,438
Construction Materials - 1.8%
Eagle Materials, Inc.	92,100	7,531
Summit Materials, Inc. (a)	367,800	5,477
		13,008
Containers & Packaging - 2.1%
Crown Holdings, Inc. (a)	114,254	8,780
O-I Glass, Inc.	554,000	6,028
		14,808

TOTAL MATERIALS		62,254

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 8.2%
American Tower Corp.	32,708	8,149
CubeSmart	525,400	16,613
Equinix, Inc.	16,500	13,031
Equity Lifestyle Properties, Inc.	195,600	12,966
Iron Mountain, Inc.	240,600	7,240
		57,999
Real Estate Management & Development - 1.9%
CBRE Group, Inc. (a)	279,100	13,126

TOTAL REAL ESTATE		71,125

UTILITIES - 8.1%
Electric Utilities - 2.7%
Edison International	208,300	10,932
PG&E Corp. (a)	871,200	8,067
		18,999
Independent Power and Renewable Electricity Producers - 3.6%
The AES Corp.	775,400	13,763
Vistra Corp.	606,000	11,653
		25,416
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	630,100	12,646

TOTAL UTILITIES		57,061

TOTAL COMMON STOCKS
(Cost $666,560)		703,369

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.12% (c)	776,044	776
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	2,448,657	2,449
TOTAL MONEY MARKET FUNDS
(Cost $3,225)		3,225
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $669,785)		706,594
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,428)
NET ASSETS - 100%		$704,166

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$29
Fidelity Securities Lending Cash Central Fund	47
Total	$76

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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